File No. 333-192305

811-22912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 47  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 50  [X]

(Check appropriate box or boxes.)

Dreyfus BNY Mellon Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 _X_ immediately upon filing pursuant to paragraph (b)

 ___ on (date) pursuant to paragraph (b)

 ___ days after filing pursuant to paragraph (a)(1)

 ___ on (date) pursuant to paragraph (a)(1)

 ___ days after filing pursuant to paragraph (a)(2)

 ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 7th day of March, 2018.

Dreyfus BNY Mellon Funds, Inc

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	03/7/2018

Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	03/7/2018

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	03/7/2018

Joseph S. DiMartino

/s/ Kenneth A. Himmel*	Board Member	03/7/2018

Kenneth A. Himmel

/s/ Stephen J. Lockwood*	Board Member	03/7/2018

Stephen J. Lockwood

/s/ Roslyn M. Watson*	Board Member	03/7/2018

Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	03/7/2018

Benaree Pratt Wiley

/s/ Francine J. Bovich*	Board Member	03/7/2018

Francine J. Bovich
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.